Assets - Intellectual Property	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Note 3. Assets - Intellectual Property

On July 12, 2013, the Company, together with its wholly owned subsidiary, RenovaCare Sciences, entered into an asset purchase agreement with Dr. Jörg Gerlach, MD, PhD, pursuant to which RenovaCare Sciences purchased all of Dr. Gerlach's rights, title and interest in the SkinGunTM. The Company plans to further the development of the SkinGunTM and, if commercially viable, bring the product to market. Acquisition related costs amounted to $52,852 and were capitalized together with the cash payment upon the closing of the transaction in July 2013 of $100,002. Additional costs capitalized during 2013, and which related to an option to evaluate a wound cap technology, amounted to $10,000. The Company allowed this option to expire, and during the year ended December 31, 2015 recorded an impairment loss amounting to $10,000, which was equal to the amount capitalized. Intangible assets amounted to $152,854 and $162,854 at December 31, 2015 and December 31, 2014, respectively.

The asset purchase agreement was amended on June 9, 2014 (the "Amended APA"). Pursuant to the terms of the Amended APA, an additional $300,000 will be paid in four installments: (a) $100,000 on December 31, 2014; (b) $50,000 on December 31, 2015; (c) $50,000 on December 31, 2016; and (d) $100,000 on December 31, 2017. The expense associated with the consideration was recorded during 2014. The Company paid the first installment of $100,000 in January 2015. At December 31, 2015, $100,000 of the amount payable to Dr. Gerlach was recorded as current liabilities and $100,000 was recorded as long-term liabilities in the accompanying consolidated balance sheet.

As consideration for the SkinGunTM and services performed in connection therewith, the Company issued to Dr. Gerlach a Series A Stock Purchase Warrant (the "Series A Warrant") entitling him to purchase 1,200,000 shares (each a "Warrant Share") of the Company's common stock at an exercise price of $0.35 per share. Originally, vesting of the warrant was contingent on the achievement of certain milestones and on Dr. Gerlach's continuing to provide consulting services. As of September 9, 2014, the effective date of the Amended APA, vesting will no longer be contingent on the achievement of certain milestones and on Dr. Gerlach's continuing to provide consulting services to the Company, but instead on passage of time. Pursuant to the terms of the Amended APA, the Series A Warrant will vest in five equal installments of 240,000 shares on each of July 12, 2014, July 12, 2015, July 12, 2016, July 12, 2017 and July 12, 2018.

Prior to September 9, 2014, the value of the Series A Warrant was recognized as consulting expenses over the vesting term. Effective September 9, 2014, the Company measured and expensed the value of the Series A Warrant in full and recorded this value as research and development costs. The fair value of each Warrant Share as of September 9, 2014, using the Black-Scholes option pricing model, was $0.91. The warrants were valued using the Black-Scholes option pricing model based on the following assumptions: risk free interest rate of 1.72%, contractual life of 4.75 years, expected volatility of 93.8% and a dividend yield of 0%.

Consulting expense associated with the Series A Warrant amounted to $0 during the year ended December 31, 2015 (2014: $311,173). Research and development expense associated with the Series A Warrant amounted to $0 during the year ended December 31, 2015 (2014: $537,217).

On May 1, 2015, the Company entered into a new option agreement (the "Option Agreement") with Dr. Gerlach, pursuant to which the Company obtained a one-year exclusive option to evaluate a wound cap technology (the "Technology"), for the purpose of determining whether the Company would like to purchase or license the Technology. Pursuant to the terms of the Option Agreement, the Company will pay Dr. Gerlach a non-refundable fee of $24,000, payable in four quarterly installments of $6,000, with the first installment due on May 1, 2015. The $24,000 option payment was recognized as research and development expense during the period ended December 31, 2015. At December 31, 2015, $6,000 of the amount payable was recorded as current liabilities in the accompanying consolidated balance sheet.